Risk and Capital Management - Summary of Funding from Clients (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 507,060	R$ 463,424
Funds from acceptances and issuance of securities	158,972	R$ 127,842
Subordinated debt	36,627
Total	R$ 277,000
Percentage of funding from clients	100.00%	100.00%
ITAU UNIBANCO HOLDING [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 507,060	R$ 463,424
Demand deposits	82,306	72,581
Savings deposits	144,558	136,865
Time deposits	277,166	251,300
Other	3,030	2,678
Funds from acceptances and issuance of securities	143,569	111,566
Funds from own issue	5,258	21,417
Subordinated debt	59,462	49,313
Total	715,349	645,720
0-30 days [Member] | ITAU UNIBANCO HOLDING [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	272,447	248,913
Demand deposits	82,306	72,581
Savings deposits	144,558	136,865
Time deposits	44,855	37,784
Other	728	1,683
Funds from acceptances and issuance of securities	4,293	2,285
Funds from own issue	235	1,831
Subordinated debt	2	2
Total	276,977	253,031
Demand deposits [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 82,306	R$ 72,581
Percentage of funding from clients	11.50%	11.20%
Savings deposits [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	20.20%	21.20%
Time deposits [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 277,166	R$ 251,300
Percentage of funding from clients	38.80%	38.90%
Other [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 9	R$ 3
Percentage of funding from clients	0.40%	0.40%
Security Deposits [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	20.10%	17.30%
Issued debt [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	0.70%	3.30%
Subordinated debt [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	8.30%	7.60%